CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (2,418)	$ (2,288)	$ 8,444
Adjustments to reconcile net income to cash provided by (used in) operating activities:
Depreciation	3	$ 19	$ 76
Property, plant and equipment write-off	3
Inventory write-off	1
Transaction cost from issue of convertible notes	106
Bad debt provision	1		$ 98
Change in fair value of warrant derivative liability	(2)	$ (19)	3
Share-based compensation expenses	$ 239	$ 538	225
Deferred income taxes			$ 314
Loss on change in fair value of convertible notes	$ 1,041
Change in operating assets
Accounts receivable, trade	$ 676	$ 14,275	$ 10,953
Notes receivable		1,316	(1,294)
Other receivables and prepayments	$ (67)	521	(561)
Inventories	(27)	2,009	$ (1,093)
Prepaid income tax	17	(17)
Advances to suppliers	(99)	(42,814)	$ (4,344)
Other current assets	53	53	31
Change in operating liabilities
Accounts payable, trade	(556)	13,495	(10,195)
Other payables and accrued liabilities	22	1,943	141
Customer deposits	$ 245	(200)	(189)
Taxes payable		385	(1,225)
Net cash (used in) provided by operating activities	$ (762)	(10,784)	$ 1,384
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from disposal of a subsidiary, net of cash disposed of $25	89,766	$ (25)
Deposits paid for acquisition of subsidiaries	$ (89,302)
Purchase of equipment and construction-in-progress			$ (32)
Net cash (used in) provided by investing activities	$ 464	$ (25)	(32)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term loan			6,668
Payments on short-term loan		$ (2,599)	$ (6,230)
Proceeds from loan from a shareholder	$ 405	600
Payments on loan from a shareholder	(505)	$ (500)	$ (209)
Proceeds from convertible notes	696
Net cash (used in) provided by financing activities	596	$ (2,499)	$ 229
EFFECT OF EXCHANGE RATE ON CASH	(45)	(97)	368
INCREASE (DECREASE) IN CASH	253	(13,405)	1,949
CASH, beginning of year	92	13,497	11,548
CASH, end of year	$ 345	92	13,497
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest		304	260
Cash paid for income taxes		$ 963	$ 3,205
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Receivable from convertible note holders under promissory notes	$ 359
Receivable from the sale of a subsidiary		$ 91,379